Commitments and Contingencies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum payments under non-cancellable operating leases
2014	4,401
2015	3,702
2016	1,611
Total	9,714
Total rental expenses	4,795	6,387	5,257